Equity Method Investments (Diana Mariners) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 57,301		$ 42,826
Accounts receivable, trade	5,101		6,565
Income/(loss) from equity method investments	$ (747)	$ (231)
Diana Mariners [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.00%
Equity method investments	$ 365		389
Accounts receivable, trade	14		$ 100
Income/(loss) from equity method investments	$ (24)	$ 0